Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Less: interest available to be withdrawn for payment of taxes	$ 7,694			$ 36,466	$ (105,839)
Company’s portion available to pay taxes	(7,694)			(36,466)
Net income allocable to Common stock subject to possible redemption
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)	22,103,036			22,195,523	21,779,604
Basic and diluted net income per share, Common stock subject to possible redemption (in Dollars per share)	$ 0.00			$ 0.00	$ 0.00
Non-Redeemable Common Stock
Net Loss	$ (5,726,988)		$ (1,000)	$ (7,544,047)	$ (2,585,377)
Non-Redeemable Net Loss	$ (5,726,988)		$ (1,000)	$ (7,544,047)	$ (2,585,377)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	7,413,475	5,200,000	5,200,000	7,320,988	6,452,794
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.77)			$ (1.03)	$ (0.40)